May 11, 2017

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Ultra-Short Income ETF

Supplement dated September 20, 2017

to the Prospectus and Summary Prospectus dated May 11, 2017, as supplemented

Effective immediately, the first sentence in the subsection “What are the Fund’s main investment strategies?” in the “Risk/Return Summary” section and in the subsection “Main Investment Strategies” in the “Additional Information About the Fund’s Investment Strategies” section is hereby deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its Assets in investment grade, U.S. dollar denominated short-term fixed, variable and floating rate debt. “Assets” means net assets, plus the amount of borrowings for investment purposes.

Effective immediately, the first sentence in the fourth paragraph of the subsection “What are the Fund’s main investment strategies?” in the “Risk/Return Summary” section and in the subsection “Main Investment Strategies” in the “Additional Information About the Fund’s Investment Strategies” section is hereby deleted in its entirety and replaced with the following:

For purposes of the Fund’s 80% policy, the investment grade U.S. dollar denominated short-term fixed, variable and floating rate debt securities in which the Fund will invest will carry a minimum short-term rating of P-2, A-2 or F2 or better by Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO), or a minimum long-term rating of Baa3, BBB–, or BBB– by Moody’s, S&P, or Fitch, respectively, or the equivalent by another NRSRO at the time of investment or if such investments are unrated, deemed by J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality at the time of investment.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE